Financial assets and financial liabilities (Details Narrative) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2017 USD ($)	Feb. 01, 2013 USD ($)
Disclosure of financial assets [line items]
Gains (loss) and losses on derivatives held as cash flow hedges | S/	S/ 38,230	S/ 39,511
Senior Notes [Member] | USD
Disclosure of financial assets [line items]
Notional amount				$ 300,000
Currency swap contract [Member] | Senior Notes [Member] | Hedging instruments [Member] | USD
Disclosure of financial assets [line items]
Notional amount			$ 300,000